Leases - Schedule of Minimum Lease Payments under Legacy ASC 840 (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Leases [Abstract]
2023	$ 313
2024	293
2025	285
2026	285
2027 and beyond	442
Total future minimum operating and short-term lease payments	1,618
Less effects of discounting	(306)
Lease liabilities recognized	$ 1,312